Interest expense (Tables)	12 Months Ended
Mar. 31, 2023
Interest and Debt Expense [Abstract]
Summary of Interest Expense

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Amortization charges on promissory notes	21,611	17,144	9,706
Interest expense on borrowings	6,039	3,740	3,644

Total	27,650	20,884	13,350